Unaudited Consolidated Statements of Operations and Comprehensive Income/(Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenue	€ 103,440	€ 49,224
Cost of revenue	(63,483)	(33,301)
Gross profit	39,957	15,923
Other income	182	0
Other operating expenses	(31,874)	(20,277)
Sales and marketing expenses	(2,126)	(2,726)
Customer service expenses	(3,492)	(2,293)
Technical operations and development expenses	(11,652)	(4,154)
General and administrative expenses	(14,604)	(11,104)
Operating profit/(loss)	8,265	(4,354)
Finance income	1,399	423
Finance costs	(7,618)	(542)
Net finance expenses	(6,219)	(119)
Income/(loss) before taxes	2,046	(4,473)
Income tax expense	(2,458)	(401)
Net loss	(412)	(4,874)
Other comprehensive income	519	0
Total comprehensive income/(loss)	€ 107	€ (4,874)
Loss per share
Basic loss per share (In euro per share)	€ (0.16)	€ (3.75)
Diluted loss per share (In euro per share)	€ (0.16)	€ (3.75)